Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 6 – Discontinued Operations

The Company conducted a strategic review of the screening and testing products business. Following such review, in early July 2020, the Company ceased the production and sale of its rapid, point-of-care screening and testing products. The Company had been experiencing declining sales revenue and production backlogs for these products and, as it previously reported, had eliminated its sales force for such products.

The assets and liabilities of the discontinued operations have been reflected in the Consolidated Balance Sheet as of December 31, 2020 and consist of the following:

As of
December 31,
2020
Current Assets:
Prepaid Expenses	$12,002
Total Assets	$12,002

Current Liabilities:
Trade and Other Payables of Discontinued Operations	$59,393
Total Current Liabilities	59,393
Non-Current Liabilities	-
Total Liabilities	$59,393

Shareholders’ Equity	$-

Total Liabilities and Shareholders’ Equity	$59,393

The results from the discontinued operations have been reflected in the Consolidated Statement of Comprehensive Loss for the year ended December 31, 2020 and consist of the following:

For the
Year
Ended
December 31,
2020
Product Revenue	$361,827
Product Cost of Sales	(659,405)
Gross Loss	(297,578)

Research and Development Expenses	2,788
Administrative Expenses	417,730
Sales and Marketing Expenses	51,311
Regulatory and Compliance Expenses	197,312
Litigation Settlement Expenses	3,981,131
Amortization of Non-Current Assets	17,601
Impairment of Prepaid Royalties	291,442
Impairment of Production Equipment	18,680
Impairment of Intangible Assets	152,822

Loss from Discontinued Operations	$(5,428,395)

As a result of the discontinued operations, the previously presented 2019 financial statements have been revised to present the consolidated financial statements of the continuing operations separate from the discontinued operations. The effects on the Consolidated Balance Sheet as of December 31, 2019 were as follows:

	December 31, 2019
	As previously
	Reported	Adjustment	As Revised
ASSETS
Current Assets
Cash	$517,444	$-	$517,444
Marketable Securities	9,164,273	-	9,164,273
Accounts Receivable, net	42,881	42,881	-
Deposits and Other Receivables	-	-	-
Inventories, net	198,985	198,985	-
Prepaid Expenses	387,231	53,172	334,059
Current Assets – discontinued operations	-	(295,038)	295,038
Total Current Assets	10,310,814	-	10,310,814

Non-Current Assets
Prepaid Expenses, net of current	252,308	252,308	-
Restricted Cash	115,094	-	115,094
Plant, Property and Equipment, net	33,574	33,574	-
Intangible assets, net	170,423	170,423	-
Other assets	2,722	-	2,722
Non-current Assets – discontinued operations		(456,305)	456,305
Total Non-Current Assets	574,121	-	574,121

Total Assets	$10,884,935	$-	$10,884,935

LIABILITIES
Current Liabilities
Trade and Other Payables	1,529,765	637,882	891,883
Current Liabilities – discontinued operations	-	(637,882)	637,882
Total Current Liabilities	1,529,765	-	1,529,765

Total Liabilities	1,529,765	-	1,529,765

Commitments and Contingencies

SHAREHOLDERS’ EQUITY
Preferred Stock, No par value, 50,000,000 total preferred shares authorized	-	-	-
Common stock, No par value, 100,000,000 shares authorized 1,738,837 issued and outstanding as of December 31, 2019	128,920,414	-	128,920,414
Accumulated Other Comprehensive Income	17,886	-	17,886
Accumulated Deficit	(119,583,130)	-	(119,583,130)
Total Shareholders’ Equity	9,355,170	-	9,355,170

Total Liabilities and Shareholders’ Equity	$10,884,935	$-	$10,884,935

The effects on the Consolidated Statement of Comprehensive Loss for the year ended December 31, 2019 were as follows:

	For the Year Ended
	December 31, 2019
	As Previously Reported	Adjusted	As Revised
Product Revenue	$1,577,033	$1,577,033	$-
Product Cost of Sales	(1,098,286)	(1,098,286)	-
Gross Income	478,747	478,747	-

Research and Development Expenses	-	-	-
Administrative Expenses	3,728,514	356,411	3,372,103
Sales and Marketing Expenses	238,036	213,036	25,000
Compliance and Regulatory Expenses	276,788	276,788	-
Litigation Settlement Expenses	141,478	66,478	75,000
Amortization of Non-Current Assets	40,008	40,008	-
Impairment of Intangible Assets	32,980	32,980	-

Loss from Operations	(3,979,057)	(506,954)	(3,472,103)

Other (Income) Expense
Loss on Disposal of Non-Current Assets	9,576	-	9,576
Foreign Currency Transaction (Gain) Loss	5,051	-	5,051
Gain on Investments	(3,952)	-	(3,952)
Interest and Dividend Income	(101,483)	-	(101,483)
Total Other Income	(90,808)	-	(90,808)

Loss from Continuing Operations	(3,888,249)	-	(3,381,295)

Loss from Discontinued Operations	-	(506,954)	(506,954)

Loss Before Income Taxes	(3,888,249)	-	(3,888,249)

Income Tax Benefit	-	-	-

Net Loss	(3,888,249)	-	(3,888,249)

Other Comprehensive Income
Net Unrealized Gain on Marketable Securities	43,799	-	43,799
Total Other Comprehensive Income	43,799	-	43,799

Comprehensive Loss	$(3,844,450)	-	$(3,844,450)

The depreciation, amortization and significant operating noncash items of the discontinued operations were as follows:

	For the Year Ended
	December 31,
	2020	2019
Depreciation and amortization	$29,452	$74,064
Impairment of Prepaid Royalties	291,442	-
Impairment of intangible assets	152,822	32,980
Impairment of production equipment	18,680	-
Inventory adjustment for net realizable value	197,723	-
Reserve for obsolete inventory	-	371,997
Share based compensation - shares issued to Chubeworkx	2,510,000	-
	$3,200,119	$479,041